UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03/31/2011
Check here if Amendment [x]; Amendment Number:	1
                                               -------
This Amendment (Check only one.):               [x] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Harpswell Capital Management LLC

Address:   2 Monument Square, Suite 650, Portland, ME 04101



Form 13F File Number: 028-14069


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia A. Finn
Title:  Chief Compliance Officer
Phone:  207-221-2202

Signature,  Place,  and  Date  of  Signing:

/s/ Julia A. Finn               	Portland, ME                   5/18/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		42

Form 13F Information Table Value Total:  	$282,277 (thousands)
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

ISSUER,CLASS,CUSIP,VALUE (000s),SHARES,INVMT DSCRTN,OTHR MNGR,VOT AUTH
AMEREN CORPORATION,CMN STOCK SHARES,023608102,1465,52200,SOLE,,52200
APACHE CORP,CMN STOCK SHARES,037411105,899,6866,SOLE,,6866
ANADARKO PETROLEUM CORP,CMN STOCK SHARES,032511107,3072,37503,SOLE,,37503 COMPLETE PRODUCTION SERVICES,CMN STOCK SHARES,20453E109,1308,41108,SOLE,,41108 DIAMOND OFFSHORE DRILLING,CMN STOCK SHARES,25271C102,11135,143312,SOLE,,143312 DPL INC,CMN STOCK SHARES,233293109,6026,219844,SOLE,,219844
DTE ENERGY COMPANY,CMN STOCK SHARES,233331107,8154,166548,SOLE,,166548
ENI S.P.A - ADR,CMN STOCK SHARES,26874R108,501,10202,SOLE,,10202
CONSOLIDATED EDISON INC,CMN STOCK SHARES,209115104,17776,350464,SOLE,,350464 EMPIRE DISTRICT ELEC CO,CMN STOCK SHARES,291641108,492,22598,SOLE,,22598
EQT CORPORATION,CMN STOCK SHARES,26884L109,2633,52756,SOLE,,52756
ENTERGY CORPORATION,CMN STOCK SHARES,29364G103,12898,191902,SOLE,,191902 EXTERRAN HOLDINGS,CMN STOCK SHARES,30225X103,10752,453109,SOLE,,453109
FMC TECHNOLOGIES,CMN STOCK SHARES,30249U101,4663,49358,SOLE,,49358
HELMERICH & PAYNE,CMN STOCK SHARES,423452101,1402,20410,SOLE,,20410
QUICKSILVER RESOURCES,CMN STOCK SHARES,74837R104,835,58342,SOLE,,58342
MURPHY OIL CORPORATION,CMN STOCK SHARES,626717102,8780,119592,SOLE,,119592 NABORS INDUSTRIES,CMN STOCK SHARES,G6359F103,19372,637647,SOLE,,637647
NORTHWEST NATURAL GAS CO,CMN STOCK SHARES,667655104,10846,235110,SOLE,,235110 OLIN CORP,CMN STOCK SHARES,680665205,14083,614461,SOLE,,614461
OCCIDENTAL PETROLEUM CORP,CMN STOCK SHARES,674599105,1085,10388,SOLE,,10388 PETROLEO BRASILEIRO S.A. - ADR,CMN STOCK SHARES,71654V408,2494,61699,SOLE,,61699 P G & E CORPORATION,CMN STOCK SHARES,69331C108,13663,309256,SOLE,,309256
PARKER DRILLING CO,CMN STOCK SHARES,701081101,10183,1473639,SOLE,,1473639
PINNACLE WEST CAPITAL CORP,CMN STOCK SHARES,723484101,16123,376784,SOLE,,376784 PEPCO HOLDINGS INC,CMN STOCK SHARES,713291102,9102,488023,SOLE,,488023
ROYAL DUTCH SHELL PLC - ADR,CMN STOCK SHARES,780259206,19378,265968,SOLE,,265968 SCHLUMBERGER LTD,CMN STOCK SHARES,806857108,14917,159948,SOLE,,159948
THE SOUTHERN CO,CMN STOCK SHARES,842587107,8041,210986,SOLE,,210986
SEMPRA ENERGY,CMN STOCK SHARES,816851109,5000,93453,SOLE,,93453
SUNOCO INC,CMN STOCK SHARES,86764P109,11736,257431,SOLE,,257431
SOUTHWESTERN ENERGY CO,CMN STOCK SHARES,845467109,6890,160338,SOLE,,160338 INTEGRYS ENERGY GROUP,CMN STOCK SHARES,45822P105,3842,76062,SOLE,,76062
TGC INDUSTRIES,CMN STOCK SHARES,872417308,1802,231894,SOLE,,231894
TOTAL SA -  ADR,CMN STOCK SHARES,89151E109,10625,174269,SOLE,,174269
TUTOR PERINI CORPORATION,CMN STOCK SHARES,901109108,2962,121598,SOLE,,121598
UGI CORPORATION,CMN STOCK SHARES,902681105,602,18289,SOLE,,18289
UNION PACIFIC CORP,CMN STOCK SHARES,907818108,8840,89898,SOLE,,89898
VALERO ENERGY CORPORATION,CMN STOCK SHARES,91913Y100,13358,447945,SOLE,,447945 VECTREN CORP,CMN STOCK SHARES,92240G101,5225,192082,SOLE,,192082
WEATHERFORD INTERNATIONAL,CMN STOCK SHARES,H27013103,4429,195980,SOLE,,195980 XCEL ENERGY,CMN STOCK SHARES,98389B100,619,25904,SOLE,,25904